BUSINESS COMBINATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Unaudited Pro Forma Financial Information
For the three months ended March 31, 2015, pro forma adjustments reflected below include a decrease to revenue of $6.6 million related to a write-off of deferred revenue at the date of acquisition and an increase of $3.8 million in amortization of intangible assets.

Three Months Ended March 31, 2015
(In thousands, except per share data)

Revenue	$246,953
Net earnings attributable to Match Group, Inc. shareholders	$26,991
Basic earnings per share attributable to Match Group, Inc. shareholders	$0.13
Diluted earnings per share attributable to Match Group, Inc. shareholders	$0.13

For the years ended December 31, 2015 and 2014, pro forma adjustments reflected below include increases of $1.4 million and $14.6 million, respectively, in amortization of intangible assets.

	Years Ended December 31,
	2015	2014
	(In thousands, except per share data)
Revenue	$1,098,785	$936,614
Net earnings attributable to Match Group, Inc. shareholders	156,510	156,444
Basic earnings per share attributable to Match Group, Inc. shareholders	0.90	0.97
Diluted earnings per share attributable to Match Group, Inc. shareholders	0.85	0.93